INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES
Schedule of inventory

	2017	2016	2015
	$ million	$ million	$ million
Raw materials and consumables	207	213	205
Work-in-progress	69	55	84
Finished goods and goods for resale	1,028	976	928
	1,304	1,244	1,217